RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties are composed of the Company’s significant shareholders (beneficial owners of more than 5% of any class of the Company’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Company’s Audit Committee or board of directors in accordance with the Company’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Remuneration to key management and executive directors	1,405	1,730	2,740	3,158
Non-executive directors’ fees	568	696	693	824
	1,973	2,426	3,433	3,982

The emoluments paid to the Directors (executive and non-executive) during the three months ended June 30, 2026 and 2025 amounted to $1,582 and $1,850, respectively. The emoluments paid to the Directors (executive and non-executive) during the six months ended June 30, 2026 and 2025 amounted to $2,690 and $2,956, respectively.

The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Remuneration expense	666	1,008	1,374	1,914
Share-based payments	1,307	1,418	2,059	2,068
	1,973	2,426	3,433	3,982

As at June 30, 2026 and December 31, 2025, the balance outstanding to key management and non-executive directors was $296 and $17, respectively, and was included within accruals as the amounts are expected to be paid in less than one year.
As at June 30, 2026 and December 31, 2025, the following share options, including Founders’ Awards, RSUs and restricted shares were held by related parties:

	As of June 30, 2026	As of December 31, 2025
Share options	4,904,732	4,700,108
RSUs	1,174,143	365,356
Restricted shares	203,253	44,086
During the six months ended June 30, 2026 and 2025, the Company granted 914,008 and 198,771 RSUs, respectively, to key management (see Note 14).

During the six months ended June 30, 2026 and 2025, there were 203,253 and 44,086 restricted share awards, respectively, issued to non-executive directors (see Note 14).
During the six months ended June 30, 2026, the Company also granted 204,624 share options to non-executive directors. During the six months ended June 30, 2025, the Company also granted 28,340 share options to a non-executive director (see Note 14).